Osterweis Total Return Fund
Osterweis Strategic Investment Fund

Supplement dated May 16, 2018 to the
 Statutory Prospectus dated June 30, 2017, as supplemented

Effective May 16, 2018, John Sheehan will serve as a Portfolio Manager for the Osterweis Total Return Fund and the Osterweis Strategic Investment Fund.

Effective May 21, 2018, Daniel Oh will serve as a Portfolio Manager for the Osterweis Total Return Fund and the Osterweis Strategic Investment Fund.

Effective May 31, 2018, Scott Ulaszek will no longer serve as a Portfolio Manager for the Osterweis Total Return Fund and the Osterweis Strategic Investment Fund. All references to Mr. Ulaszek in the Prospectus will then be removed.

The following disclosure is added under the heading "Portfolio Managers" on page 13:

Daniel Oh – Portfolio Manager of the Fund since 2018
John Sheehan – Portfolio Manager of the Fund since 2018

The following disclosure is added under the heading "Portfolio Managers" on page 26:

Daniel Oh – Portfolio Manager of the Fund since 2018
John Sheehan – Portfolio Manager of the Fund since 2018

The following disclosure is added to page 43 of the Prospectus:

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Daniel Oh	Osterweis Strategic Investment Fund (Portfolio Manager since 2018) Osterweis Total Return Fund (Portfolio Manager since 2018)
Mr. Daniel S. Oh serves as a Portfolio Manager of Osterweis Capital Management Inc. and Osterweis Capital Management LLC. Prior to joining the Advisers in 2018, he was a Director, Fixed Income Portfolio Management at Estabrook Capital Management from 2009 to 2018. Prior to that he was an Associate, Prime/Alt-A Non-Agency Mortgage Trading from 2005-2008. From 2001-2003 he was a Senior Analyst at Seneca Financial Group and from 1998-2001 he was a Fixed Income Analyst at Morgan Stanley. Mr. Oh earned a B.A. from Columbia University and an M.B.A. from the University of Michigan, Stephen M. Ross School of Business.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
John Sheehan	Osterweis Strategic Investment Fund (Portfolio Manager since 2018) Osterweis Total Return Fund (Portfolio Manager since 2018)
Mr. John P. Sheehan serves as a Portfolio Manager of Osterweis Capital Management Inc. and Osterweis Capital Management LLC. Prior to joining the Advisers in 2018, he was a Managing Director at Citigroup responsible for West Coast Investment Grade Sales from 2010-2016 and was the Head of Investment Grade Syndicate from 1994-2010. Mr. Sheehan earned a B.A. from Georgetown University.

Please retain this Supplement with the Statutory Prospectus.

Osterweis Total Return Fund
Osterweis Strategic Investment Fund

Supplement dated May 16, 2018 to the
 Statement of Additional Information
dated June 30, 2017, as supplemented

Effective May 16, 2018, John Sheehan will serve as a Portfolio Manager for the Osterweis Total Return Fund and the Osterweis Strategic Investment Fund.

Effective May 21, 2018, Daniel Oh will serve as a Portfolio Manager for the Osterweis Total Return Fund and the Osterweis Strategic Investment Fund.

Effective May 31, 2018, Scott Ulaszek will no longer serve as a Portfolio Manager for the Osterweis Total Return Fund and the Osterweis Strategic Investment Fund. All references to Mr. Ulaszek in the Statement of Additional Information will then be removed.

The following disclosure is added to page 39 of the Statement of Additional Information:

John Sheehan and Daniel S. Oh are members of the investment teams responsible for the Osterweis Total Return Fund and the Osterweis Strategic Investment Fund. Accordingly, they will manage the same other accounts managed by those teams.

The following disclosure is added to page 39 of the Statement of Additional Information:

Messrs. Sheehan and Oh's compensation are fixed salaries that are determined after considering appropriate industry standards. Their salaries are not based on the performance of the Funds or the Funds' overall net assets. The portfolio managers receive discretionary bonuses that are not fixed. Their discretionary bonuses are determined by a subjective evaluation of, for example but without limitation to, the contribution to the performance of each Fund and other accounts that they manage, their contributions to the quality of research and investment ideas generated by the Advisers, and the overall financial condition of the Advisers. They also participate in a retirement plan.

The following disclosure on pages 39-40 of the Statement of Additional Information is revised as follows:

The following indicates the dollar range of shares that each portfolio manager beneficially owns in each Fund as of March 31, 2017:

Table Key
None	A
$1-$10,000	B
$10,001-$50,000	C
$50,001-$100,000	D
$100,001 - $500,000	E
$500,001-$1,000,000	F
Over $1,000,000	G

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
	Osterweis Fund	Osterweis Strategic Income Fund	Osterweis Strategic Investment Fund	Osterweis Institutional Equity Fund	Osterweis Emerging Opportunity Fund	Osterweis Total Return Fund
John S. Osterweis	G	G	G	E	F	G
Gregory S. Hermanski	G	G	F	A	D	A
Nael Fakhry	E	A	A	A	A	A
Carl P. Kaufman	A	G	G	A	A	G
Bradley M. Kane	C	F	D	A	A	E
James L. Callinan	E	E	A	A	G	C
Eddy Vataru	A	A	A	A	A	F
Craig Manchuck(1)	A	E	D	A	A	D
John Sheehan(2)	A	A	A	A	A	A
Daniel Oh(2)	A	A	A	A	A	A

(1)	As of December 31, 2016.
(2)	As of March 31, 2018.

Please retain this Supplement with the Statement of Additional Information.